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[LETTERHEAD OF SILLS CUMMIS EPSTEIN & GROSS]

July 26, 2005

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mark P. Shuman, Esq.

    Re:
    Computer Horizons Corp.
    Registration Statement on Form S-4
    Filed May 31, 2005 and amended by Amendment No. 1 Filed July 11, 2005
    File No. 333-125370

Dear Mr. Shuman:

        This letter sets forth the responses of Computer Horizons Corp., a New York corporation (the "Company"), to the comments received from the Staff (the "Staff") of the Securities and Exchange Commission (the "Commission") by letter dated July 22, 2005 concerning the Company's Registration Statement on Form S-4 (File No. 333-125370) filed with the Commission on May 31, 2005, as amended by Amendment No. 1 to the Registration Statement filed on July 11, 2005 (collectively, the "Registration Statement"). We are authorized by the Company to provide the responses contained in this letter on behalf of the Company.

        The responses in this letter correspond to the Staff's comments as set forth in its letter to the Company dated July 22, 2005. Except as otherwise expressly indicated, references in the text of the responses herein to captions and page numbers are to Amendment No. 2 to the Registration Statement on Form S-4 ("Amendment No. 2 to the Registration Statement") that is being filed herewith. For your convenience, we set forth each comment from your comment letter in bold type-face and include the Company's response below it.

General

1.
We note that a proxy contest has been initiated by the members of The Computer Horizons Full Value Committee. Please provide appropriate disclosure in your registration statement.

  Response: The Company has complied with this request by adding the requested disclosure at the end of the "Background of the Merger" section on page 58 and in the "Risk Factors" section on page 27.

Questions and Answers About the Merger, page 1

2.
We note disclosure on page 6 that there are 33,158,105 shares entitled to vote at the special meeting and disclosure on page 42 that this is also the number of issued and outstanding shares of common stock. Please advise if you have included treasury shares in these determinations. See also Section 4.01(b) of the Agreement and Plan of Merger.

  Response: The initial disclosure on pages 6 and 42 inadvertently included shares held in treasury. This disclosure has been revised on both pages 6 and 42 to reflect issued and outstanding shares on the new record date.

Risk Factors, page 26

3.
Please provide risk factor disclosure concerning any residual effects of Computer Horizon's October 2004 restatement and any risks to investors of the combined company.

  Response: As a result of the actions undertaken to address material deficiencies in the Company's internal control procedures, management believes that the material weaknesses which resulted in the October 2004 restatements have been remediated and that the Company's internal control over financial reporting is effective. However, the Company has provided additional risk factor disclosure on page 28 to indicate that, despite management's current belief, other deficiencies or weaknesses could be identified in the future.

Summary

Interests of Analysts Directors and Officers in the Merger, page 14

4.
Please advise as to consideration given to filing the change of control waivers as exhibits hereto.

  Response: Since the Company was not a party to the change of control waivers but only consented to these arrangements and because their terms are contingent upon the consummation of the merger, the Company determined not to file them as part of its Registration Statement. The Company considered the change of control waivers as available to shareholders since they are incorporated by reference from the Current Report on Form 8-K filed by Analysts International Corporation on July 8, 2005. However, in order to make the change of control waivers readily accessible, the Company has revised the Registration Statement to include each of the waivers under Exhibit numbers 10.1 through 10.5.

Background of the Merger, page 48

5.
You indicate on page 51 that at the February 11, 2005 Computer Horizons board meeting, the Computer Horizons board indicated that professional advice should be obtained in connection with evaluating the marketplace, other potential combination candidates, generally and a proposed transaction with Analysts, specifically in order to establish that a combination with Analysts was the favored course. Further, you indicate on page 52 that at the March 6, 2005 special meeting of the Computer Horizons board, "[r]epresentatives of Citigroup and the board further discussed potential alternative merger partners for Computer Horizons." Disclose in greater detail the discussion regarding these alternative merger partners. Your disclosure regarding events subsequent to the March 6 meeting indicates that the board focused only on the transaction with Analysts. Furthermore, page 73 of your registration statement indicates that you limited your engagement with Citigroup so that Citigroup would not solicit third party indications of interest in the possible acquisition of Computer Horizons. Disclose when the board determined not to pursue an evaluation of these other candidates and specify the board's reasoning for reaching this determination. Supplement your disclosure to describe any offers or indications of interest for Computer Horizons submitted by third parties after July 2003 that are not currently disclosed in your registration statement. If none existed, affirmatively indicate such in your response letter.

  Response: The section "Background of the Merger" has been revised to add language on pages 52 and 53 to disclose, in greater detail, the discussion regarding alternative merger partners and to clarify when the board of directors of the Company determined not to pursue a more in depth evaluation of the other candidates. The reasons for the board's determination have previously been set out in the discussion of the March 6th meeting. Additional disclosure has also been provided on pages 48 and 58 regarding indications of interest submitted by third parties which were not pursued because no firm offers were ever received.

  In addition, we advise the Staff supplementally, that, with regard to the Company's board of directors' consideration of other possible merger partners, the board believed that, due to the Company's depressed market value, a merger of equals was the best alternative for enhancing shareholder value and obtaining the intrinsic value of CHC's assets and, as such, did not consider a sale of the Company. Delaware courts have indicated that directors have broad discretion under the business judgment rule to pursue a merger of equals transaction that they deem to be in the best long-term interests of their company, its shareholders and its other important constituencies even if they recognize that an alternative sale or merger transaction could deliver a higher premium over current market value, so long as the merger of equals does not involve a sale of control. New York courts have not specifically addressed this issue.

6.
We note your discussion regarding the $4 cash offer that Analysts received on April 29, 2004 and the considerations discussed by the Special Committee Members. You indicate that one of the considerations was that Analysts "was not for sale." Explain this statement, given that Analysts shareholders are effectively selling their shares to Computer Horizons. Further, explain what factors the board considered in concluding that the merger with Computer Horizons provided Analysts with greater opportunity for long-term growth and increased shareholder value than the competitor's proposal.

  Response: The section "Background of the Merger" has been revised to add language on pages 57 and 58 to clarify that the competitor's proposal does not provide Analysts shareholders with the opportunity to participate in the long-term growth and increased shareholder value of the competitor.

  The revised language is intended to clarify that the business combination of Analysts International Corporation with Computer Horizons Corp. as structured as a merger of equals provides for the Analysts shareholders not to receive cash for their shares of common stock in the merger but to receive 1.15 shares of Computer Horizons common stock for each share of Analysts common stock. As structured, this merger will allow Analysts shareholders, as shareholders of the combined company, "International Horizons Group, Inc.," the opportunity to participate in the long-term growth of International Horizons Group, Inc., following the merger, which is in keeping with Analysts' strategic objectives. The competitor's proposal was an offer to purchase Analysts common stock for cash, which, by its very nature, would not allow Analysts shareholders the opportunity to participate in the long term growth of the competitor since Analysts shareholders would not be shareholders of the competitor.

  In addition, we advise the Staff supplementally, that with regard to Analysts board of directors' duties to its shareholders, a merger of equals does not constitute a sale of the company under the corporate law of the State of Minnesota. As such, the Analysts board of directors is free to exercise its duty of care to its shareholders under the standard of the business judgment rule rather than the higher standard of care known as the Revlon duty of care which requires directors to seek the best price in connection with the sale of the company.

  We believe that the foregoing and the revisions contained in Amendment No. 2 to the Registration Statement address each of the Staff's concerns as indicated in its Comment Letter. Please do not hesitate to contact me should you have any questions or comments regarding the foregoing at 973-643-5055.

Very truly yours,
/s/ ROBERT M. CRANE Robert M. Crane

cc:	William J. Murphy Michael C. Caulfield, Esq. Michael Shea Computer Horizons Corp.
Jeffrey Baker Colleen Davenport, Esq. David Steichen Analysts International Corporation
Daniel A. Yarano, Esq. Fredrikson & Byron, P.A.

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